Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Cash and cash equivalents by currency

USD-valued cash and cash equivalent balances by currency were as follows:

	Year Ended December 31,
($000s)	2022	2021
Denominated in USD	$14,917	$28,217
Denominated in NOK	990	3,707
Denominated in GBP	128	978
Denominated in CNY	90	857
Total	$16,124	$33,759